Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 94,143	$ 86,269
Securities available for sale	285,765	148,090
Loans held for sale	5,575	6,186
Loans receivable, net	652,502	642,630
Accrued interest receivable	2,132	3,102
Mortgage servicing rights, net	3,280	3,043
Premises and equipment, net	17,373	10,133
Goodwill	802	802
Core deposit intangible	10	57
Prepaid expenses and other assets	5,427	7,241
Deferred tax asset, net	2,529	2,027
Total assets	1,069,538	909,580
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	950,666	795,204
Accrued interest payable	63	140
Customer escrows	2,143	1,998
Accrued expenses and other liabilities	6,635	8,986
Total liabilities	959,507	806,328
Commitments and contingencies
Stockholders’ equity:
Serial-preferred stock ($.01 par value):authorized 500,000 shares; issued 0	0	0
Common stock ($.01 per value):authorized 16,000,000 shares; issued 9,128,662	91	91
Additional paid-in capital	40,740	40,480
Retained earnings, subject to certain restrictions	131,413	117,849
Accumulated other comprehensive (loss) income	(1,583)	1,282
Unearned employee stock ownership plan shares	(1,256)	(1,450)
Treasury stock, at cost 4,564,087 and 4,359,552 shares	(59,374)	(55,000)
Total stockholders’ equity	110,031	103,252
Total liabilities and stockholders’ equity	1,069,538	909,580
Collateralized Mortgage Backed Securities [Member]
ASSETS
Securities available for sale	245,397	101,464
Other Debt Obligations [Member]
ASSETS
Securities available for sale	$ 40,368	$ 46,626